First Sentier American Listed Infrastructure Fund
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 85.8%	Shares	Value
Electric Utilities - 31.0%(a)
American Electric Power Co., Inc.	2,018	$228,316
Duke Energy Corp.	1,829	222,479
Evergy, Inc.	1,527	108,112
Eversource Energy	1,546	102,191
Hawaiian Electric Industries, Inc. (b)	4,261	45,678
NextEra Energy, Inc.	3,264	231,940
PG&E Corp.	5,698	79,886
Xcel Energy, Inc.	2,630	193,147
		1,211,749

Gas Utilities - 1.0%
UGI Corp.	1,080	39,074

Independent Power Producers & Energy Traders - 0.8%
AES Corp.	2,416	31,770

Multi-Utilities - 14.9%
Black Hills Corp.	1,559	90,079
Dominion Energy, Inc.	1,815	106,087
National Grid PLC - ADR	1,076	75,740
Public Service Enterprise Group, Inc.	1,302	116,906
Sempra Energy	2,372	193,745
		582,557

Oil & Gas Storage & Transportation - 16.8%
Cheniere Energy, Inc.	1,049	247,438
DT Midstream, Inc.	389	39,962
Kinder Morgan, Inc.	2,633	73,882
ONEOK, Inc.	2,632	216,114
Targa Resources Corp.	448	74,552
Williams Cos., Inc.	73	4,376
		656,324

Rail Transportation - 20.2%
CSX Corp.	7,462	265,200
Norfolk Southern Corp.	1,143	317,754
Union Pacific Corp.	933	207,098
		790,052

Renewable Electricity - 1.1%
XPLR Infrastructure LP	4,295	40,931
TOTAL COMMON STOCKS (Cost $3,135,649)		3,352,457

REAL ESTATE INVESTMENT TRUSTS - 12.9%
Data Center REITs - 1.5%
Equinix, Inc.	74	58,103

Telecom Tower REITs - 11.4%
American Tower Corp.	663	138,163
Crown Castle, Inc.	1,380	145,024
SBA Communications Corp.	734	164,944
		448,131
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $499,257)		506,234

TOTAL INVESTMENTS - 98.7% (Cost $3,634,906)		3,858,691
Other Assets in Excess of Liabilities - 1.3%		49,180
TOTAL NET ASSETS - 100.0%		$3,907,871
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

First Sentier American Listed Infrastructure Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,352,457	$–	$–	$3,352,457
Real Estate Investment Trusts	506,234	–	–	506,234
Total Investments	$3,858,691	$–	$–	$3,858,691